Consolidated Statements of Changes in Stockholders' (Deficit) Equity (Parenthetical)	12 Months Ended
Sep. 30, 2013 $ / shares shares
Issuance of common stock and warrants	2,500,000
Issuance of common stock and warrants value per share | $ / shares	$ 0.50
Issuance of common stock and warrants one	500,000
Issuance of common stock and warrants value per share one | $ / shares	$ 0.50
Issuance of common stock and warrants two	1,000,000
Issuance of common stock and warrants value per share two | $ / shares	$ 0.50
Grant of warrant to purchase common stock	145,985